CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 2,650	$ 640
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	106	44
Share-based compensation and RSUs	687	786
Change in:
Severance pay, net	161	71
Trade receivables, net	3,106	1,798
Other account receivables and prepaid expenses	(672)	(448)
Inventories	(558)	980
Trade payables	304	(1,101)
Employees and payroll accrued	1,082	(248)
Other accounts payable and accrued expenses	(121)	107
Deferred revenue and advances from customers	6,656	335
Net cash provided by operating activities	13,401	2,964
Cash flows used in investing activities:
Purchase of property and equipment	(107)	(56)
Net cash used in investing activities	(107)	(56)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering	21,284
Exercise of options into Ordinary Shares	1,085	80
Exercise of warrants into Ordinary Shares	1,603	400
Net cash provided by financing activities	23,972	480
Foreign currency translation adjustments on cash and cash equivalents	475	(353)
Increase in cash and cash equivalents	37,741	3,035
Cash and cash equivalents at beginning of the period	8,727	6,848
Cash and cash equivalents at end of the period	46,468	9,883
Non-cash investing activities:
Purchase of property and equipment	293	8
Cash paid during the period for:
Taxes on income	$ 6	$ 107